American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
April 30, 2022

One Choice Blend+ 2045 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.7%
Avantis U.S. Equity Fund G Class	263,051	3,588,010
Avantis U.S. Small Cap Value Fund G Class	22,415	324,566
Focused Dynamic Growth Fund G Class	51,463	2,290,099
Focused Large Cap Value Fund G Class	244,873	2,448,735
Heritage Fund G Class	24,579	546,144
Mid Cap Value Fund G Class	35,198	584,987
Small Cap Growth Fund G Class	16,542	312,971
		10,095,512
International Equity Funds — 24.8%
Avantis Emerging Markets Equity Fund G Class	39,189	436,179
Avantis International Equity Fund G Class	123,505	1,325,210
Emerging Markets Fund G Class	59,492	662,738
Focused International Growth Fund G Class	45,624	731,351
Global Real Estate Fund G Class	33,600	466,698
International Small-Mid Cap Fund G Class	29,454	293,946
Non-U.S. Intrinsic Value Fund G Class	85,424	759,417
		4,675,539
Domestic Fixed Income Funds — 15.7%
Avantis Core Fixed Income Fund G Class	250,526	2,209,640
Inflation-Adjusted Bond Fund G Class	15,930	195,302
NT High Income Fund G Class	60,331	542,978
		2,947,920
International Fixed Income Funds — 5.8%
Emerging Markets Debt Fund G Class	31,334	282,632
Global Bond Fund G Class	85,023	805,171
		1,087,803
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $20,645,956)		18,806,774
OTHER ASSETS AND LIABILITIES†		(119)
TOTAL NET ASSETS — 100.0%		$18,806,655

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$89	$3,825	$89	$(237)	$3,588	263	$(5)	$2
Avantis U.S. Small Cap Value Fund	8	340	9	(14)	325	22	—	1
Focused Dynamic Growth Fund	59	2,658	66	(361)	2,290	51	(12)	2
Focused Large Cap Value Fund(3)	59	2,703	119	(194)	2,449	245	(11)	187
Heritage Fund(3)	14	621	15	(74)	546	25	(3)	3
Mid Cap Value Fund(3)	14	642	19	(52)	585	35	(2)	46
Small Cap Growth Fund	8	351	10	(36)	313	17	(3)	2
Avantis Emerging Markets Equity Fund	11	481	12	(44)	436	39	(1)	—
Avantis International Equity Fund	33	1,430	26	(112)	1,325	124	(2)	2
Emerging Markets Fund(3)	17	799	13	(140)	663	59	(2)	29
Focused International Growth Fund	19	821	2	(107)	731	46	—	1
Global Real Estate Fund(3)	11	523	9	(58)	467	34	(1)	56
International Small-Mid Cap Fund(4)	8	332	1	(45)	294	29	—	3
Non-U.S. Intrinsic Value Fund	19	840	21	(79)	759	85	(1)	2
Avantis Core Fixed Income Fund	50	2,424	85	(179)	2,210	251	(3)	11
Inflation-Adjusted Bond Fund	5	199	4	(5)	195	16	—	—
NT High Income Fund	13	573	7	(36)	543	60	—	9
Emerging Markets Debt Fund	7	308	5	(27)	283	31	—	2
Global Bond Fund	18	859	24	(48)	805	85	(1)	5
	$462	$20,729	$536	$(1,848)	$18,807	1,517	$(47)	$363
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.